PREFERRED STOCK	6 Months Ended
Dec. 31, 2023
Equity [Abstract]
PREFERRED STOCK

NOTE 8 – PREFERRED STOCK

Of the 25,000,000 shares of the Company's authorized Preferred Stock, $0.001 par value per share, 1,000,000 are designated Series A preferred stock, 1,900,000 shares are designated as Series B Preferred Stock and 1,000,000 shares are designated Series C preferred stock.

Series A Preferred Stock

Each Share of Series A preferred stock has 500 votes per share and each share can be converted into 500,000,000 shares of common stock. The holders of the Series A preferred stock are not entitled to dividends.

Series B Preferred Stock

Only one person or entity, is entitled to be designated as the owner of all of the Series B Preferred Stock (the “Holder”), in whose name the initial certificates representing the Series B Preferred Stock shall be issued. Any transfer of the Series B Preferred Stock to a different Holder must be approved in advance by the Corporation; provided, however, the Holder shall have the right to transfer the Series B Preferred Stock, or any portion thereof, to any affiliate of Holder or nominee of Holder, without the approval of the Corporation. Each share of Preferred Stock has one vote per share. Holder is not entitled to dividends or distributions and each share of Series B Preferred Stock shall be convertible at the rate of two Common Shares for each one B Preferred stock.

On October 9, 2019, the parties have agreed to extend the date for filing the registration statement relating to the preferred shares of the Company to be issued to the Troy shareholders and that would in turn extend the date that the shares would become free trading. This extension will be for 150 days for filing the registration statement and obtaining approval for the shares to become free trading. All the remaining terms included in the contract will remain the same.

Series C Preferred Stock

On March 30, 2022, the Company created and designated 1,000,000 shares of Series C Preferred Stock (“Series C”) with a stated value of $1.00. The Series C has an annual cumulative dividend of 8%, has no voting rights. The Series C is convertible into shares of common stock at 65% of the lowest trading price for the ten days prior to the conversion date.

During the three months ended September 30, 2023, Geneva Roth converted 75,138 shares of Series C preferred stock into 53,371,284 shares of common stock. The Company recognized a loss on conversion of $140,853.

During the three months ended December 31, 2023, Geneva Roth converted 77,790 shares of Series C preferred stock into 136,597,058 shares of common stock. The Company recognized a loss on conversion of $165,520. In addition, the Company purchased the remaining 11,022 shares held by Geneva Roth for $14,329. As of December 31, 2023, there were noshares of the Series C preferred stock outstanding.

During the three months ended December 31, 2023, the Company received $80,000 for the purchase of preferred stock. The class of stock that is being issued is a Series D Preferred stock.